Related Party Transactions - Additional Information (Details) - Gores Metropoulos II, Inc.					5 Months Ended	11 Months Ended	12 Months Ended
		Mar. 07, 2021 shares	Jan. 12, 2021 shares	Jul. 23, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($)
Related Party Transaction [Line Items]
Sale of common stock, value	[1]				$ 25,000
Purchase price					$ 0		$ 11,000,000
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Conversion ratio				1
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of shares purchased (in shares) | shares				11,500,000
Sale of common stock, value				$ 25,000
Purchase price per share (in dollars per share) | $ / shares				$ 0.002
Founder shares transferred to independent directors (in shares) | shares			25,000
Shares forfeited (in shares) | shares		250,000
Percentage of founder shares held by the initial stockholders		20.00%
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted (in shares) | shares						1	1
Exercise price (in dollars per share) | $ / shares						$ 11.50	$ 11.50
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number outstanding (in shares) | shares						5,500,000	5,500,000
Warrants sold, price per warrant (in dollars per shrae) | $ / shares							$ 2.00
Purchase price							$ 11,000,000
Sponsor Loan
Related Party Transaction [Line Items]
Promissory note issued								$ 1,500,000
Proceeds from promissory note issued							1,500,000
Sponsor Loan | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate principal amount						$ 300,000	300,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Agreed to pay to affiliate, monthly for office space, utilities and secretarial support						20,000	$ 20,000
Administrative Services Agreement | Affiliate of the Sponsor
Related Party Transaction [Line Items]
Payments to affiliates						$ 227,742

[1]	This number includes up to 1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.